Commitments and Contingencies (Details Narrative)	6 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($) a $ / shares	Jan. 31, 2024 USD ($) a $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments for rent	$ 165	$ 165
Lease due date	Sep. 01, 2023	Sep. 01, 2023
AZMEP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Project validity description	AZ MEP permits cost $500 per permit per year in non-refundable filing fees and are valid for 1 year and renewable for up to 5 years	AZ MEP permits cost $500 per permit per year in non-refundable filing fees and are valid for 1 year and renewable for up to 5 years.
AZMEP [Member] | Phase One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Minimum work expenditure requirements	$ 27,264	$ 30,410.84
AZMEP [Member] | First Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Rental fee per acre | $ / shares	$ 2.00	$ 2.00
AZMEP [Member] | Three Through Five Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Rental fee per acre | $ / shares	$ 1.00	$ 1.00
Minimum work expenditure requirements	$ 20	$ 20
AZMEP [Member] | Second Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Minimum work expenditure requirements		$ 10
AZMEP [Member] | One And Two Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Minimum work expenditure requirements	$ 10
Tombstone Project [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Project validity description	The rentals due by September 1, 2023 for the period from September 1, 2023 through September 1, 2024 of $15,345 have been paid	The rentals due by September 1, 2023 for the period from September 1, 2023 through September 1, 2024 of $15,345 have been paid.
Accrued rent	$ 15,345	$ 15,345
Area of land | a	12,878.18	12,878.18
Tombstone Region of Arizona [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments for rent	$ 105	$ 105